INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets

		Radio								Internal
	Purchased	spectrum	Operating	Technology	Customer		Supplier	Trade	Customer	use
	software	license	Permits	Platform	relationships	Licenses	relationships	names	contract	software	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, cost December 31, 2023	233,513	136,825	1,199,210	38,050	257,183	5,772	39,053	116,266	190,141	90,419	2,306,432
Accumulated amortization	(157,081)	(87,145)	(89,226)	(23,739)	(256,888)	(3,812)	(37,299)	(54,742)	(89,002)	(67,020)	(865,954)
Impairment	(802)	(41,959)	—	(14,311)	—	—	—	—	—	—	(57,072)
Intangible assets, net December 31, 2023	75,630	7,721	1,109,984	—	295	1,960	1,754	61,524	101,139	23,399	1,383,406
Intangible assets, cost December 31, 2024	343,836	138,867	1,199,210	38,050	257,183	5,772	39,053	116,266	190,141	102,338	2,430,716
Accumulated amortization	(175,815)	(90,920)	(127,121)	(23,739)	(257,183)	(4,197)	(39,053)	(60,555)	(109,087)	(81,561)	(969,231)
Impairment	(802)	(42,585)	—	(14,311)	—	—	—	—	—	—	(57,698)
Intangible assets, net December 31, 2024	167,219	5,362	1,072,089	—	—	1,575	—	55,711	81,054	20,777	1,403,787

Schedule of annual estimated amortization expenses of intangible assets

RMB
2025	121,831
2026	106,375
2027	94,095
2028	86,606
2029	68,155
477,062